Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
November 2022 [Member]
Schedule of Notes Payable to Related Parties [Line Items]
Total notes payable to related parties		$ 250,000
December 2023 [Member]
Schedule of Notes Payable to Related Parties [Line Items]
Total notes payable to related parties
Related Party [Member]
Schedule of Notes Payable to Related Parties [Line Items]
Total notes payable to related parties		$ 250,000
Previously Reported [Member] | November 2022 [Member]
Schedule of Notes Payable to Related Parties [Line Items]
Total notes payable to related parties
Previously Reported [Member] | December 2023 [Member]
Schedule of Notes Payable to Related Parties [Line Items]
Total notes payable to related parties	135,000
Previously Reported [Member] | Related Party [Member]
Schedule of Notes Payable to Related Parties [Line Items]
Total notes payable to related parties	$ 135,000